NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Tradewinds International Value Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWP-0614P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Santa Barbara Dividend Growth Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBDIVP-0614P